DERIVATIVES - Schedule of Gains (Losses) on All Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cross-currency swaps | Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized on derivatives	$ (822)	$ (363)	$ (1,259)
Interest rate swaps | Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized on derivatives	24,636	38,743	30,695
Pay fixed-receive variable interest rate swaps | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized on derivatives	23,292	50,585	17,866
Pay variable receive-fixed interest rate swap | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized on derivatives	(141,243)	(302,689)	(445,892)
Interest rate floors | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized on derivatives	0	(46)	(436)
Mortgage banking derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized on derivatives	2,862	(7,392)	(2,467)
Customer-related derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized on derivatives	53,845	(56,305)	7,814
Foreign exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized on derivatives	(14,546)	109,763	24,177
Interest rate swaps, caps, and options | Income Statement Location [Axis]: us-gaap:InterestIncomeExpenseNet
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized on derivatives	(615)	(3,372)	0
Interest rate swaps, caps, and options | Income Statement Location [Axis]: us-gaap:NoninterestIncome
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized on derivatives	(3)	23,331	(35,343)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized on derivatives	$ (340,061)	$ 212,277	$ (24,833)